Discontinued Operations - Revenue and Loss before Income Tax Expense from Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Discontinued Operations and Disposal Groups [Abstract]
Total revenue	$ 1,260	$ 3,884	$ 50,152
(Income) loss from discontinued operations before income taxes	$ (71)	$ 528	$ 3,546